Cash and Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents and Short-term Investments
Schedule of cash and cash equivalents and short term investments

	December 31,
	2025	2024

	(in US$’000)
Cash and Cash Equivalents
Cash at bank and on hand	57,317	84,480
Bank deposits maturing in three months or less	14,013	69,478
	71,330	153,958
Short-term Investments
Bank deposits maturing over three months (note)	1,295,945	682,152
	1,367,275	836,110

Note: The maturities for short-term investments ranged from 91 to 186 days for the years ended December 31, 2025 and 2024 respectively.

	December 31,
	2025	2024

	(in US$’000)
US$	1,327,608	795,566
RMB	37,997	37,906
Hong Kong dollar (“HK$”)	1,456	2,396
	£193	212
Others	21	30
	1,367,275	836,110